Note 5 - Risks and Uncertainties (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
ZZ Joint Venture [Member] | Subsequent Event [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	9.00%
Yima Joint Venture [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		25.00%
UNITED STATES
Cash and Cash Equivalents, at Carrying Value		$ 13,200
CHINA | Certificates of Deposit [Member]
Restricted Cash and Cash Equivalents, Current		2,300
Cash and Cash Equivalents, at Carrying Value		$ 13,807	$ 21,329	$ 18,644